UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 2009
                                               -------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      767 Third Avenue, 20th Floor
              New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (646) 827-2698

Signature, Place, and Date of Signing:

/s/ Todd McElroy               New York, New York             February 12, 2010
----------------               ------------------             -----------------
  [Signature]                     [City, State]                     [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                         0
                                                 -------------

Form 13F Information Table Entry Total:                  94
                                                 -------------

Form 13F Information Table Value Total:               $66,394
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None


 COLUMN 1                     COLUMN 2         COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
                                                                         SHRS
                                                             VALUE      OR PRN SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP         (X1000)    AMOUNT PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------


ABB Ltd                         ADR             000375204   573        30,000  SH       SOLE                  30,000     0      0
AGCO Corp                       Common Stock    001084102   485        15,000  SH       SOLE                  15,000     0      0
Addus HomeCare Corp             Common Stock    006739106   506        55,000  SH       SOLE                  55,000     0      0
Alcoa Inc                       Common Stock    013817101   806        50,000  SH       SOLE                  50,000     0      0
AnnTaylor Stores Corp           Common Stock    036115103   682        50,000  SH       SOLE                  50,000     0      0
Archer-Daniels-Midland Co       Common Stock    039483102   1,096      35,000  SH       SOLE                  35,000     0      0
Ashland Inc                     Common Stock    044209104   1,189      30,000  SH       SOLE                  30,000     0      0
Atlas Energy Inc                Common Stock    049298102   1,658      55,000  SH       SOLE                  55,000     0      0
Bank of America Corp            Common Stock    060505104   979        65,000  SH       SOLE                  65,000     0      0
H&R Block Inc                   Common Stock    093671105   1,131      50,000  SH       SOLE                  50,000     0      0
Brink's Home Security
  Holdings Inc                  Common Stock    109699108   490        15,000  SH       SOLE                  15,000     0      0
Brocade Communications
  Systems Inc                   Common Stock    111621306   382        50,000  SH       SOLE                  50,000     0      0
Cabot Oil & Gas Corp            Common Stock    127097103   872        20,000  SH       SOLE                  20,000     0      0
Calgon Carbon Corp              Common Stock    129603106   695        50,000  SH       SOLE                  50,000     0      0
Chicago Bridge & Iron Co NV     Common Stock    167250109   607        30,000  SH       SOLE                  30,000     0      0
Convergys Corp                  Common Stock    212485106   1,075      100,000 SH       SOLE                  100,000    0      0
Cytec Industries Inc            Common Stock    232820100   364        10,000  SH       SOLE                  10,000     0      0
EMC Corp/Massachusetts          Common Stock    268648102   1,048      60,000  SH       SOLE                  60,000     0      0
Emulex Corp                     Common Stock    292475209   436        40,000  SH       SOLE                  40,000     0      0
EnergySolutions Inc             Common Stock    292756202   467        55,000  SH       SOLE                  55,000     0      0
FMC Corp                        Common Stock    302491303   1,673      30,000  SH       SOLE                  30,000     0      0
Federal Signal Corp             Common Stock    313855108   421        70,000  SH       SOLE                  70,000     0      0
First Midwest Bancorp Inc/IL    Common Stock    320867104   436        40,000  SH       SOLE                  40,000     0      0
Fomento Economico Mexicano
   SAB de CV                    ADR             344419106   599        12,500  SH       SOLE                  12,500     0      0
Goodyear Tire & Rubber Co/The   Common Stock    382550101   987        70,000  SH       SOLE                  70,000     0      0
Great Lakes Dredge & Dock Corp  Common Stock    390607109   201        31,000  SH       SOLE                  31,000     0      0
Halliburton Co                  Common Stock    406216101   1,204      40,000  SH       SOLE                  40,000     0      0
Jacobs Engineering Group Inc    Common Stock    469814107   376        10,000  SH       SOLE                  10,000     0      0
Jarden Corp                     Common Stock    471109108   618        20,000  SH       SOLE                  20,000     0      0
Kennametal Inc                  Common Stock    489170100   972        37,500  SH       SOLE                  37,500     0      0
Koninklijke Philips Electronics
  NV                            ADR             500472303   736        25,000  SH       SOLE                  25,000     0      0
LSI Corp                        Common Stock    502161102   301        50,000  SH       SOLE                  50,000     0      0
Lincoln National Corp           Common Stock    534187109   1,120      45,000  SH       SOLE                  45,000     0      0
MasTec Inc                      Common Stock    576323109   875        70,000  SH       SOLE                  70,000     0      0
Microsoft Corp                  Common Stock    594918104   1,524      50,000  SH       SOLE                  50,000     0      0
Mindspeed Technologies Inc      Common Stock    602682205   235        50,000  SH       SOLE                  50,000     0      0
Mueller Water Products Inc      Common Stock    624758108   520        100,000 SH       SOLE                  100,000    0      0
NCI Building Systems Inc        Common Stock    628852105   106        58,500  SH       SOLE                  58,500     0      0
North American Energy Partners
  Inc                           Common Stock    656844107   617        85,000  SH       SOLE                  85,000     0      0
O'Reilly Automotive Inc         Common Stock    686091109   953        25,000  SH       SOLE                  25,000     0      0
Owens-Illinois Inc              Common Stock    690768403   1,147      34,900  SH       SOLE                  34,900     0      0
Pall Corp                       Common Stock    696429307   1,267      35,000  SH       SOLE                  35,000     0      0
Plains Exploration & Production
   Co                           Common Stock    726505100   553        20,000  SH       SOLE                  20,000     0      0
RINO International Corp         Common Stock    766883102   760        27,500  SH       SOLE                  27,500     0      0
Rosetta Resources Inc           Common Stock    777779307   598        30,000  SH       SOLE                  30,000     0      0
Schweitzer-Mauduit
  International Inc             Common Stock    808541106   879        12,500  SH       SOLE                  12,500     0      0
Simmons First National Corp     Common Stock    828730200   973        35,000  SH       SOLE                  35,000     0      0
Solutia Inc                     Common Stock    834376501   826        65,000  SH       SOLE                  65,000     0      0
Sterling Construction Co Inc    Common Stock    859241101   479        25,000  SH       SOLE                  25,000     0      0
Terex Corp                      Common Stock    880779103   248        12,500  SH       SOLE                  12,500     0      0
Thomas & Betts Corp             Common Stock    884315102   895        25,000  SH       SOLE                  25,000     0      0
UAL Corp                        Common Stock    902549807   387        30,000  SH       SOLE                  30,000     0      0
Washington Federal Inc          Common Stock    938824109   580        30,000  SH       SOLE                  30,000     0      0
Watsco Inc                      Common Stock    942622200   490        10,000  SH       SOLE                  10,000     0      0
American Eagle Outfitters Inc   Common Stock    02553E106   849        50,000  SH       SOLE                  50,000     0      0
Complete Production
  Services Inc                  Common Stock    20453E109   390        30,000  SH       SOLE                  30,000     0      0
Bank of America Corp            Preferred       060505419   149        10,000  SH       SOLE                  10,000     0      0
Aecom Technology Corp           Common Stock    00766T100   825        30,000  SH       SOLE                  30,000     0      0
Biovail Corp                    Common Stock    09067J109   725        51,900  SH       SOLE                  51,900     0      0
Boise Inc                       Common Stock    09746Y105   239        45,000  SH       SOLE                  45,000     0      0
Broadridge Financial Solutions
  Inc                           Common Stock    11133T103   1,579      70,000  SH       SOLE                  70,000     0      0
CVR Energy Inc                  Common Stock    12662P108   274        40,000  SH       SOLE                  40,000     0      0
China Sunergy Co Ltd            ADR             16942X104   185        40,000  SH       SOLE                  40,000     0      0
Dell Inc                        Common Stock    24702R101   718        50,000  SH       SOLE                  50,000     0      0
Direxion Daily Small
  Cap Bear 3X Shares            Common Stock    25459W839   247        25,000  SH       SOLE                  25,000     0      0
Endologix Inc                   Common Stock    29266S106   422        80,000  SH       SOLE                  80,000     0      0
Entropic Communications Inc     Common Stock    29384R105   614        200,000 SH       SOLE                  200,000    0      0
First Niagara Financial
  Group Inc                     Common Stock    33582V108   348        25,000  SH       SOLE                  25,000     0      0
1st United Bancorp Inc/Boca
  Raton                         Common Stock    33740N105   321        45,000  SH       SOLE                  45,000     0      0
Fuel Systems Solutions Inc      Common Stock    35952W103   412        10,000  SH       SOLE                  10,000     0      0
Genworth Financial Inc          Common Stock    37247D106   397        35,000  SH       SOLE                  35,000     0      0
Harbin Electric Inc             Common Stock    41145W109   411        20,000  SH       SOLE                  20,000     0      0
JPMorgan Chase & Co             Common Stock    46625H100   1,667      40,000  SH       SOLE                  40,000     0      0
KapStone Paper and Packaging
  Corp                          Common Stock    48562P103   590        60,000  SH       SOLE                  60,000     0      0
Koppers Holdings Inc            Common Stock    50060P106   761        25,000  SH       SOLE                  25,000     0      0
Merck & Co Inc                  Common Stock    58933Y105   1,465      40,099  SH       SOLE                  40,099     0      0
Mistras Group Inc               Common Stock    60649T107   678        45,000  SH       SOLE                  45,000     0      0
Nara Bancorp Inc                Common Stock    63080P105   397        35,000  SH       SOLE                  35,000     0      0
Natural Gas Services Group Inc  Common Stock    63886Q109   377        20,000  SH       SOLE                  20,000     0      0
Navigant Consulting Inc         Common Stock    63935N107   743        50,000  SH       SOLE                  50,000     0      0
NuStar GP Holdings LLC          Common Stock    67059L102   538        20,000  SH       SOLE                  20,000     0      0
Olympic Steel Inc               Common Stock    68162K106   733        22,500  SH       SOLE                  22,500     0      0
Orion Marine Group Inc          Common Stock    68628V308   1,369      65,000  SH       SOLE                  65,000     0      0
Petroleo Brasileiro SA          ADR             71654V101   1,272      30,000  SH       SOLE                  30,000     0      0
QKL Stores Inc                  Common Stock    74732Y105   503        75,000  SH       SOLE                  75,000     0      0
Saks Inc                        Common Stock    79377W108   492        75,000  SH       SOLE                  75,000     0      0
Stoneridge Inc                  Common Stock    86183P102   541        60,000  SH       SOLE                  60,000     0      0
3M Co                           Common Stock    88579Y101   413        5,000   SH       SOLE                  5,000      0      0
TrueBlue Inc                    Common Stock    89785X101   889        60,000  SH       SOLE                  60,000     0      0
Viasat Inc                      Common Stock    92552V100   636        20,000  SH       SOLE                  20,000     0      0
Virgin Media Inc                Common Stock    92769L101   1,178      70,000  SH       SOLE                  70,000     0      0
Vodafone Group PLC              Common Stock    92857W209   577        25,000  SH       SOLE                  25,000     0      0
WABCO Holdings Inc              Common Stock    92927K102   774        30,000  SH       SOLE                  30,000     0      0
Wyndham Worldwide Corp          Common Stock    98310W108   605        30,000  SH       SOLE                  30,000     0      0
                                                            66,394
